Debt - Summery of Outstanding Convertible Debenture (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Senior Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible debentures, beginning period	$ 104,089
Repayment of Convertible Debentures	(64,200)
Conversion of Tranche B notes	(25,000)
Change in fair value of Convertible debentures	3,589
Change in fair value due to instrument specific credit risk recorded as a component of other comprehensive income	(6,317)
Convertible debentures, ending period	12,161
Convertible Debentures [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Convertible debentures, beginning period	4,340
Repayment of Convertible Debentures	(4,375)
Change in fair value of Convertible debentures	35
Convertible debentures, ending period	$ 0